Share capital - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 05, 2024 $ / shares	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 20, 2023 shares	Mar. 08, 2023	Mar. 07, 2022 shares	Feb. 28, 2022
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares | $		$ 56,042	$ 166,609
Normal course issuer bid
Disclosure of classes of share capital [line items]
Number of shares for repurchase as a percentage of public float (percent)					10.00%		10.00%
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		1
Maximum number of shares for repurchase (in shares)				5,556,604		6,617,416
Shares repurchased and cancelled (in shares)		1,350,000	3,660,743
Issuance for acquisitions (in shares)		1,252,112
Issuance for acquisition | $		$ 8,167
Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Dividends, per share, declared (in usd per share) | $ / shares		$ 0.20
Subordinate Voting Shares and Multiple Voting Shares | Approval and Declaration of Dividend
Disclosure of classes of share capital [line items]
Dividends, per share, declared (in usd per share) | $ / shares	$ 0.10
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		10